Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Minimum	Mar. 31, 2013 Foreign Tax Authority	Mar. 31, 2013 Americas	Mar. 31, 2013 Europe and Cis	Mar. 31, 2013 China	Mar. 31, 2013 Oceania and Asia Excluding Japan and China	Mar. 31, 2013 Middle East And Africa	Mar. 31, 2013 Construction, Mining and Utility Equipment Segment	Mar. 31, 2013 Industrial Machinery and Others Segment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Sales as percent of consolidated net sale				79.80%	29.80%	10.80%	8.30%	24.10%	6.80%	89.00%	11.00%
Variable interest entities, carrying amount, assets	¥ 30,467	¥ 26,609
Recognized tax benefit position			50.00%
Cash, withdrawals	¥ 57,568	¥ 28,823